Form N-1A Cover	Nov. 13, 2026
Prospectus [Line Items]
Document Type	N-1A/A
Amendment Flag	true
Amendment Description	Amendment No. 2 [X]
Registrant Name	Dimensional Funds Trust
Entity Central Index Key	0002109839
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 13, 2026
Prospectus Date	Nov. 17, 2026